Other Operations	12 Months Ended
Mar. 31, 2011
Other Operations

24. Other Operations

Other operating revenues and other operating expenses in fiscal 2009, 2010 and 2011 consist of the following:

	Millions of yen			Millions of U.S. dollars
Other operating revenues:	2009	2010	2011	2011
Revenues from integrated facilities management operations	¥35,391	¥9,075	¥9,978	$120
Revenues from the vehicle maintenance and management services	44,958	41,408	40,760	490
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	45,894	54,996	50,659	609
Revenues from facilities management of golf courses	21,556	23,354	23,163	279
Revenues from facilities management of hotels and Japanese inns	21,124	23,463	27,966	336
Other	120,480	114,101	113,474	1,366

	¥289,403	¥266,397	¥266,000	$3,200

	Millions of yen			Millions of U.S. dollars
Other operating expenses:	2009	2010	2011	2011
Expenses from integrated facilities management operations	¥29,384	¥5,074	¥5,600	$67
Expenses from the vehicle maintenance and management services	38,129	34,837	33,790	406
Expenses from facilities management of golf courses	18,033	19,793	21,012	253
Expenses from facilities management of hotels and Japanese inns	18,129	22,655	25,943	312
Other	67,882	67,513	70,482	848

	¥171,557	¥149,872	¥156,827	$1,886

Other items consist of revenues and expenses from training facilities and senior housing, operating results from a real estate related business, commissions for the sale of insurance and other financial products, and revenues and expenses from other operations, of which there were no items exceeding 10% of total other operating revenues and expenses in fiscal 2009, 2010 and 2011, respectively.

Gains and losses from the disposition of operating facilities included in other operating assets are not significant for fiscal 2009, 2010 and 2011.